FAIR VALUE MEASUREMENTS - Change in the Fair Value of the Warrant Liabilities (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Fair value, liabilities measured on recurring basis, unobservable input reconciliation, calculation
Derivative warrant liabilities, Beginning balance	$ 599,875	$ 599,875
Initial fair value at issuance			$ 14,904,213
Change in fair value of warrant liabilities			$ (14,304,338)
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]			Change In Fair Value Of Warrant Liability
Derivative warrant liabilities, Ending balance			$ 599,875
Warrant liability		5,276,500	599,875
Public Warrants
Fair value, liabilities measured on recurring basis, unobservable input reconciliation, calculation
Derivative warrant liabilities, Beginning balance	301,875	301,875
Initial fair value at issuance			7,498,575
Change in fair value of warrant liabilities			(7,196,700)
Derivative warrant liabilities, Ending balance			301,875
Private Placement Warrants
Fair value, liabilities measured on recurring basis, unobservable input reconciliation, calculation
Derivative warrant liabilities, Beginning balance	298,000	298,000
Initial fair value at issuance			7,405,638
Change in fair value of warrant liabilities			(7,107,638)
Derivative warrant liabilities, Ending balance			298,000
Level 3
Fair value, liabilities measured on recurring basis, unobservable input reconciliation, calculation
Derivative warrant liabilities, Beginning balance	298,000	298,000
Initial fair value at issuance			14,904,213
Transfer public warrant liability to Level 1 measurement			(7,498,575)
Change in fair value of warrant liabilities			(7,107,638)
Derivative warrant liabilities, Ending balance			298,000
Level 3 | Public Warrants
Fair value, liabilities measured on recurring basis, unobservable input reconciliation, calculation
Initial fair value at issuance			7,498,575
Transfer public warrant liability to Level 1 measurement			(7,498,575)
Level 3 | Private Placement Warrants
Fair value, liabilities measured on recurring basis, unobservable input reconciliation, calculation
Derivative warrant liabilities, Beginning balance	298,000	298,000
Initial fair value at issuance			7,405,638
Change in fair value of warrant liabilities			(7,107,638)
Derivative warrant liabilities, Ending balance			298,000
Recurring
Fair value, liabilities measured on recurring basis, unobservable input reconciliation, calculation
Derivative warrant liabilities, Beginning balance	599,875	599,875
Change in fair value of warrant liabilities	452,520	4,224,105
Derivative warrant liabilities, Ending balance	1,052,395	5,276,500	599,875
Warrant liability		5,276,500
Recurring | Public Warrants
Fair value, liabilities measured on recurring basis, unobservable input reconciliation, calculation
Derivative warrant liabilities, Beginning balance	301,875	301,875
Change in fair value of warrant liabilities	212,520	2,142,105
Derivative warrant liabilities, Ending balance	514,395	2,656,500	301,875
Recurring | Private Placement Warrants
Fair value, liabilities measured on recurring basis, unobservable input reconciliation, calculation
Derivative warrant liabilities, Beginning balance	298,000	298,000
Change in fair value of warrant liabilities	240,000	2,082,000
Derivative warrant liabilities, Ending balance	538,000	2,620,000	298,000
Recurring | Level 3
Fair value, liabilities measured on recurring basis, unobservable input reconciliation, calculation
Derivative warrant liabilities, Beginning balance	298,000	298,000
Change in fair value of warrant liabilities	240,000	2,082,000
Derivative warrant liabilities, Ending balance	538,000	2,620,000	298,000
Recurring | Level 3 | Private Placement Warrants
Fair value, liabilities measured on recurring basis, unobservable input reconciliation, calculation
Derivative warrant liabilities, Beginning balance	298,000	298,000
Change in fair value of warrant liabilities	240,000	2,082,000
Derivative warrant liabilities, Ending balance	$ 538,000	$ 2,620,000	$ 298,000